CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 1,780	$ (1,772)	$ (1,083)
Other comprehensive income (loss):
Foreign currency translation adjustments	668	209	(819)
Unrealized loss on marketable securities, net of tax			(11)
Total other comprehensive income (loss)	668	209	(830)
Comprehensive income (loss)	2,448	(1,563)	(1,913)
Comprehensive loss (income) attributable to non controlling interest	842	(12)	261
Comprehensive income (loss) attributable to shareholders	$ 3,290	$ (1,575)	$ (1,652)